Expense Example	Sep. 30, 2026 USD ($)
Subversive Growth 100 Redacted ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	124
Subversive S&P 500 Redacted ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	$ 124